Note 7 - Right-of-use Asset and Lease Obligation (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]

Less than 1 year	$117,598
Between 1 and 5 years	19,600
more than 5 years	-

$137,198

Reconciliation between operating lease commitments and lease liabilities recognised at date of initial application [text block]
Operating lease commitment as at December 31, 2018	$482,813
Discounted using incremental borrowing rate as at January 1, 2019	$256,280
Recognition exemption of leases with terms less than 1 year	(21,500)
Extension options reasonably certain to be exercised	409,341
Lease obligation as at January 1, 2019	$644,121

Disclosure of lease liabilities [text block]
Lease Obligation

Lease obligation recognized on adoption of IFRS 16 on January 1, 2019	$644,121
Accretion on lease liability	48,239
Lease payment	(117,598)
Lease obligation at December 31, 2019	574,762

Of which are:
Current lease obligations	$75,116
Long-term lease obligations	499,646
574,762

Disclosure of quantitative information about right-of-use assets [text block]
Office Lease

Right-of-use assets recognized on adoption of IFRS 16 on January 1, 2019	$644,121
Lease inducement recognized as a reduction of right-of-use asset on adoption	(46,559)
Depreciation on right-of-use assets	(83,381)
Right-of-use assets at December 31, 2019	514,181